Additional Notes - Carrying Amount of Financial Instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Financial Assets FVTPL	€ 239,406	€ 24,454
Financial Assets AC	477,795	985,107
Financial Liabilities FLAC	€ (1,824,607)	€ (2,053,071)